Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Accounts receivable, net of allowance	¥ 19,240		¥ 11,190
Variable Interest Entity [Member]
Short-term borrowings of the consolidated VIEs	49,457		117,568
Long-term borrowings, current portion of the consolidated VIEs	3,618		9,500
Note payable of the consolidated VIEs	12,105
Accounts payable of the consolidated VIEs	267,558		317,816
Accrued expenses and other current liabilities of the consolidated VIEs	226,256		243,360
Due to related parties, current of the consolidated VIEs	92,737		43,251
Advance workspace membership fee of the consolidated VIEs	50,858		92,412
Contract liabilities of the consolidated VIEs	14,833		23,875
Income tax payable of the consolidated VIEs	301		325
Deferred subsidiary income of the consolidated VIEs	9,562		11,974
Convertible bond of the consolidated VIEs
Held-for-sale liabilities, current of the consolidated VIEs			32,514
Lease liabilities, current of the consolidated VIEs	351,225		557,647
Long-term borrowings of the consolidated VIEs	15,242		5,000
Refundable deposits from members, non-current of the consolidated VIEs	16,477		14,308
Deferred tax liability of the consolidated VIEs	1,543		2,427
Lease liabilities, non-current of the consolidated VIEs	¥ 553,034		¥ 1,345,623
Class A Ordinary Shares [Member]
Ordinary shares, shares authorized (in Shares) | shares	400,000,000	400,000,000	400,000,000
Ordinary shares, issued (in Shares) | shares	70,999,436	70,999,436	62,811,334
Ordinary shares, outstanding (in Shares) | shares	70,999,436	70,999,436	62,811,334
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Class B Ordinary Shares [Member]
Ordinary shares, shares authorized (in Shares) | shares	100,000,000	100,000,000	100,000,000
Ordinary shares, issued (in Shares) | shares	9,452,407	9,452,407
Ordinary shares, outstanding (in Shares) | shares	9,452,407	9,452,407
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001